EMPLOYEE BENEFITS - Sensitivity of Defined Benefit Obligation (Details) - Impact on defined benefit obligation - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes in assumption of +1% discount rate	€ (654)	€ (736)
Changes in assumption of -1% discount rate	€ 724	€ 819